ING USA ANNUITY AND LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT U

  SUPPLEMENT DATED OCTOBER 20, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your variable annuity prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

ING USA Annuity and Life Insurance Company (the "Company") and ING USA Separate Account U (the "Separate Account") have filed an application with the Securities and Exchange Commission to permit certain funds in which the subaccounts of the Separate Account invests (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:

o IMPLEMENT BUSINESS PLAN. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

o REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds, generally managed by third party asset managers, will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

o DUE DILIGENCE. The substitutions will allow the Company to respond to concerns identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance, customer service, operational support, regulatory investigations, legal proceedings and claims.

The following funds are involved in the substitutions:

--------------------------------------------------------------------------------
     REPLACED FUNDS                           SUBSTITUTE FUNDS
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund -            ING Stock Index Portfolio - Class I
Initial Shares
--------------------------------------------------------------------------------
Dreyfus VIF Growth and Income         ING Van Kampen Growth and Income
Portfolio - Initial Shares            Portfolio - Class I
--------------------------------------------------------------------------------
Federated Fund for U.S. Government    ING Lord Abbett U.S. Government
Securities II                         Portfolio - Class I
--------------------------------------------------------------------------------
ING Liquid Assets - Class S           ING Liquid Assets - Class I
--------------------------------------------------------------------------------
MFS VIT Emerging Growth Series -      ING FMR Earnings Growth Portfolio -
Initial Class                         Class I
--------------------------------------------------------------------------------
MFS VIT Investors Trust Series -      ING UBS U.S. Large Cap Equity
Initial Class                         Portfolio - Initial Class
--------------------------------------------------------------------------------
MFS VIT Research Series - Initial     ING Oppenheimer Main Street
Class                                 Portfolio - Class I
--------------------------------------------------------------------------------
Morgan Stanley UIF Global Value       ING Oppenheimer Global Portfolio -
Equity Portfolio - Class I            Service Class
--------------------------------------------------------------------------------
Morgan Stanley UIF High Yield         ING PIMCO High Yield Portfolio - Class S
Portfolio - Class I
--------------------------------------------------------------------------------
Morgan Stanley UIF Value Portfolio    ING JPMorgan Value Opportunity
- Class I                             Portfolio - Class S
--------------------------------------------------------------------------------
Neuberger Berman AMT Guardian         ING Van Kampen Comstock Portfolio -
Portfolio - Class I                   Initial Class
--------------------------------------------------------------------------------
Neuberger Berman AMT Limited          ING Limited Maturity Bond Portfolio -
Maturity Bond Portfolio - Class I     Class S
--------------------------------------------------------------------------------
Neuberger Berman AMT Mid Cap          ING FMR Diversified Mid Cap
Growth Portfolio - Class I            Portfolio - Class I
--------------------------------------------------------------------------------


ULA-137836                     Page 1 of 2                     October 2005

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     REPLACED FUNDS                           SUBSTITUTE FUNDS
--------------------------------------------------------------------------------
Neuberger Berman AMT Partners         ING Neuberger Berman Partners
Portfolio - Class I                   Portfolio - Class I
--------------------------------------------------------------------------------
Scudder VS I Money Market Portfolio  ING Liquid Assets Portfolio - Class I
--------------------------------------------------------------------------------
Scudder VS I International           ING VP Index Plus International Equity
Portfolio - Class A                   Portfolio - Class I
--------------------------------------------------------------------------------

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your Contract Prospectus for the list of Replaced Funds available to you.

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Prior to the effective date of the substitutions you will receive another supplement which will indicate the effective date of the substitutions, provide you with further details about each Substitute Fund and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a subaccount which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitutions, and your account value immediately before the substitutions will equal your account value immediately after the substitutions.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund will be provided to you prior to the effective date of the substitutions.

o The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund along with information about each Substitute Fund's investment adviser/subadviser will be provided to you prior to the date of the substitutions.









ULA-137836                     Page 2 of 2                       October 2005